Fixed Assets, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Fixed Assets, Net

NOTE 4 - FIXED ASSETS, NET

	As of December 31,
	2017	2016
	(in thousands)

Cost:
Research equipment and software	$76	$54
Furniture and office equipment	92	56
	168	110
Accumulated Depreciation:
Research equipment and software	42	29
Furniture and office equipment	36	28
	78	57

	$90	$53